October 27, 2017

VIA EDGAR

EDGAR Operations Branch
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Trust

Registration Statement on Form N-1A

CIK - 0001467831

Ladies and Gentlemen:

Enclosed for filing electronically is Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A for ETF Managers Trust (the “Trust”). This filing is being made to make material changes to the disclosure in Post-Effective Amendment No. 52 for the Tierra XP Latin America Real Estate ETF.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek

Enclosures

cc: David C. Mahaffey, Esq.